Earnings/(Loss) per share (Tables)	12 Months Ended
Jun. 30, 2024
Earningsloss Per Share
Schedule of Earnings/(Loss) Per Share

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	211,477,929	198,977,884	176,847,043
Adjustments for calculation of diluted earnings per share:
Options over ordinary shares	-	-	12,150,000

Weighted average number of ordinary shares used in calculating diluted earnings per share	211,477,929	198,977,884	188,997,043

Basic earnings/(loss) per share	(0.08)	(0.06)	0.20
Diluted earnings/(loss) per share	(0.08)	(0.06)	0.18